Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 332,000.00
Previously Paid Amount	0.00
Total Fee Amount	45.85
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 45.85
Narrative - Max Aggregate Offering Price	$ 332,000.00
Final Prospectus	true